BUSINESS COMBINATIONS - (Details) $ in Thousands, $ in Millions		12 Months Ended
	Oct. 16, 2020 ARS ($)	Dec. 31, 2020 ARS ($)	Oct. 16, 2020 USD ($)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about business combination [line items]
Amount paid net of expenses			$ 137.0
Goodwill		$ 3,639,937		$ 3,632,645
Futuros del Sur S.A.
Disclosure of detailed information about business combination [line items]
Percentage of stock acquired	100.00%		100.00%
Cash and Due from Banks	$ 6,474
Other assets	1,240
Miscellaneous obligations	(28)
Net identifiable assets acquired	7,686
Amount paid net of expenses	14,978
Net cash flow used - investment activities	14,978
Goodwill	$ 7,292
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 3,411,124